Annual Total Returns[BarChart] - Transamerica JPMorgan Enhanced Index VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.74%	16.35%	32.52%	14.19%	(0.07%)	11.35%	21.15%	(6.01%)	31.03%	20.16%